Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Disclosure of development of contract liabilities
Development of contract liabilities is presented in the table below:

	Year ended December 31
in € thousand	2024	2023
BALANCE AS AT JANUARY 1	5,697	9,411
Revenue recognition	(462)	(4,394)
Redemption	(4,777)	—
Addition	2,500	1,870
Other releases	—	(1,032)
Exchange rate differences	53	(159)
BALANCE AS AT CLOSING DATE	3,010	5,697
Less non-current portion	—	—
CURRENT PORTION	3,010	5,697